Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenue	$ 159,729	$ 150,778	$ 462,678	$ 319,308
Americas - U.S. [Member]
Revenue	100,125	102,851	306,167	214,329
Rest of Americas[Member]
Revenue	12,563	11,763	38,040	17,988
EMEA [Member]
Revenue	40,307	30,645	100,430	80,674
APAC [Member]
Revenue	$ 6,734	$ 5,519	$ 18,041	$ 6,317